Prospectus Supplement dated July 20, 2005 to:	227008 7/05

PUTNAM VARIABLE TRUST

Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entries with respect to Putnam VT New Opportunities Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Vista Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund’s portfolio are replaced with the following:

PUTNAM VT NEW OPPORTUNITIES FUND
Mid-Cap Growth and Small and Emerging Growth Teams
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Kevin Divney	2004	Putnam Management 1997 – Present	Chief Investment Officer, Mid Cap Growth Team Previously, Sr. Portfolio Manager; Portfolio Manager
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Brian DeChristopher	2005	Putnam Management 1999 – Present	Analyst
Richard Weed	2003	Putnam Management 2000 – Present State Street Global Advisors Prior to Dec. 2000	Senior Portfolio Manager Previously, Portfolio Manager Senior Portfolio Manager
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
Global Equity Research and Core Fixed-Income Teams
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Michael Yogg	2000	Putnam Management 1997 – Present	Analyst and Sector Team Leader, Global Equity Research Team Previously, Associate Director, Global Equity Research Team; Analyst
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Kevin Murphy	2003	Putnam Management 1999 – Present	Team Leader, High Grade Credit Previously, Investment Strategist; Derivatives Analyst
Masroor Siddiqui	2005	Putnam Investments Limited 2005 – Present Jefferies & Company Prior to February 2005 Goldman Sachs & Company Prior to February 2002	Analyst Equity Analyst; Team Leader, Industrials Research Practice Equity Analyst

PUTNAM VT VISTA FUND
Mid-Cap Growth Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Kevin Divney	2003	Putnam Management 1997 – Present	Chief Investment Officer, Mid Cap Growth Team Previously, Sr. Portfolio Manager; Portfolio Manager
Portfolio Member	Joined Fund	Employer	Positions Over Past Five Years
Brian DeChristopher	2005	Putnam Management 1999 – Present	Analyst

HV-5084

[SCALE LOGO OMITTED]